Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of average recorded investment in impaired loans - CNY (¥)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of average recorded investment in impaired loans [Line Items]
Impaired loans, Average recorded investment	[1]	¥ 1,173,809,889	¥ 1,379,536,563
Impaired loans, Interest and fees income recognized	[2]	96,025,630	81,694,043
First lien [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of average recorded investment in impaired loans [Line Items]
Impaired loans, Average recorded investment	[1]	575,787,304	633,643,411
Impaired loans, Interest and fees income recognized	[2]	37,935,099	42,367,639
Second lien [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of average recorded investment in impaired loans [Line Items]
Impaired loans, Average recorded investment	[1]	598,022,585	745,893,152
Impaired loans, Interest and fees income recognized	[2]	¥ 58,090,531	¥ 39,326,404

[1]	Average recorded investment represents ending balance for the last four quarters and does not include the related allowance for credit losses.
[2]	The interest and fees income recognized are those interest and financing service fees recognized related to impaired loans. All the amounts are recognized on cash basis.